Pay vs Performance Disclosure - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Disclosure
The following table sets forth additional compensation information of our principal executive officer (“PEO”) and our non-PEO
named executive officer, along with total stockholder return and net income (loss) for the fiscal years ended December 31, 2025 and 2024, the transition period from July 1, 2023 to December 31, 2023, and the fiscal year ended December 31, 2023:

	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (1) (3) ($)	Summary Compensation Table Total for Non-CEO NEOs (2) ($)	Compensation Actually Paid to Non-CEO NEOs (2) (3) ($)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)	Net income in 000s ($)
2025	2,311,854	5,206,473	1,092,446	1,933,345	441.00	(36,087)
2024	1,635,900	(1,269,810)	733,527	538,792	(1,198.00)	(38,030)
2023 TP	434,500	568,542	377,500	380,837	(389.00)	(40,766)
2023	2,120,000	2,878,850	—	—	348.00	(39,741)

(1)	Rick Van Nieuwenhuyse was our PEO for each period presented.
(2)	Mike Clark joined the Company in July 2023. Mr. Clark was the sole non-PEO NEO for 2023 TP, 2024 and 2025.
(3)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total, adjusted to reflect the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEO as set forth in the table below. Equity values are calculated in accordance with FASB ASC Topic 718.

CEO	2025 $	2024 $	2023 TP $	2023 $
Total from Summary Compensation Table (SCT)	2,311,854	1,635,900	434,500	2,120,000
- Value of stock awards and options from SCT	(1,020,354)	(1,016,100)	—	(1,478,000)
+ Year-end value of awards granted in fiscal year that are unvested and outstanding	2,596,103	470,940	—	1,592,500
+ Change in fair value of all prior year awards that are unvested and outstanding	503,370	(2,007,350)	134,042	669,600
+ Fair market value of awards granted this fiscal year and that vested in this fiscal year	—	278,200	—	—
+ Change in the fair value of all prior year awards that vested this fiscal year	815,500	(631,400)	—	452,500
- Prior year fair value of prior year awards that failed to vest	—	—	—	(477,750)

Compensation Actually Paid	5,206,473	(1,269,810)	568,542	2,878,850

Non-CEO NEO (1)	2025 $	2024 $	2023 TP $	2023 $
Total from Summary Compensation Table (SCT)	1,092,446	733,527	377,500	—
- Value of stock awards and options from SCT	(380,946)	(382,400)	(150,000)	—
+ Year-end value of awards granted in fiscal year that are unvested and outstanding	969,247	190,380	153,337	—
+ Change in fair value of all prior year awards that are unvested and outstanding	228,044	(65,111)	—	—
+ Fair market value of awards granted this fiscal year and that vested in this fiscal year	—	84,100	—	—
+ Change in the fair value of all prior year awards that vested this fiscal year	24,554	(21,704)	—	—
- Prior year fair value of prior year awards that failed to vest	—	—	—	—

Compensation Actually Paid	1,933,345	538,792	380,837	—

(1)	Mr. Clark (non-CEO NEO) joined the Company in July 2023.

Named Executive Officers, Footnote		Mike Clark joined the Company in July 2023. Mr. Clark was the sole non-PEO NEO for 2023 TP, 2024 and 2025.
PEO Total Compensation Amount	$ 434,500	$ 2,311,854	$ 1,635,900	$ 2,120,000
PEO Actually Paid Compensation Amount	568,542	$ 5,206,473	(1,269,810)	2,878,850
Adjustment To PEO Compensation, Footnote
(3)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total, adjusted to reflect the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEO as set forth in the table below. Equity values are calculated in accordance with FASB ASC Topic 718.

CEO	2025 $	2024 $	2023 TP $	2023 $
Total from Summary Compensation Table (SCT)	2,311,854	1,635,900	434,500	2,120,000
- Value of stock awards and options from SCT	(1,020,354)	(1,016,100)	—	(1,478,000)
+ Year-end value of awards granted in fiscal year that are unvested and outstanding	2,596,103	470,940	—	1,592,500
+ Change in fair value of all prior year awards that are unvested and outstanding	503,370	(2,007,350)	134,042	669,600
+ Fair market value of awards granted this fiscal year and that vested in this fiscal year	—	278,200	—	—
+ Change in the fair value of all prior year awards that vested this fiscal year	815,500	(631,400)	—	452,500
- Prior year fair value of prior year awards that failed to vest	—	—	—	(477,750)

Compensation Actually Paid	5,206,473	(1,269,810)	568,542	2,878,850

Non-PEO NEO Average Total Compensation Amount	377,500	$ 1,092,446	733,527	0
Non-PEO NEO Average Compensation Actually Paid Amount	380,837	$ 1,933,345	538,792	0
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total, adjusted to reflect the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEO as set forth in the table below. Equity values are calculated in accordance with FASB ASC Topic 718.

Non-CEO NEO (1)	2025 $	2024 $	2023 TP $	2023 $
Total from Summary Compensation Table (SCT)	1,092,446	733,527	377,500	—
- Value of stock awards and options from SCT	(380,946)	(382,400)	(150,000)	—
+ Year-end value of awards granted in fiscal year that are unvested and outstanding	969,247	190,380	153,337	—
+ Change in fair value of all prior year awards that are unvested and outstanding	228,044	(65,111)	—	—
+ Fair market value of awards granted this fiscal year and that vested in this fiscal year	—	84,100	—	—
+ Change in the fair value of all prior year awards that vested this fiscal year	24,554	(21,704)	—	—
- Prior year fair value of prior year awards that failed to vest	—	—	—	—

Compensation Actually Paid	1,933,345	538,792	380,837	—

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Compared to TSR and Net Income
The following chart reflects the relationship between the amount of “compensation actually paid” to Mr. Van Nieuwenhuyse and the amount of “compensation actually paid” to the Company’s
Non-CEO
NEO, and the Company’s cumulative TSR over the four periods presented in the table. The Company does not use TSR as a performance measure in the overall executive compensation program.
TSR and net income are some indicators of the company’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting named executive officers’ compensation. See the “
Compensation Discussion and Analysis
” for additional information.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Compared to TSR and Net Income
The following chart reflects the relationship between the amount of “compensation actually paid” to Mr. Van Nieuwenhuyse and the amount of “compensation actually paid” to the Company’s
Non-CEO
NEO, and the Company’s cumulative TSR over the four periods presented in the table. The Company does not use TSR as a performance measure in the overall executive compensation program.
TSR and net income are some indicators of the company’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting named executive officers’ compensation. See the “
Compensation Discussion and Analysis
” for additional information.

Total Shareholder Return Amount	(389)	$ 441	(1,198)	348
Net Income (Loss)	(40,766,000)	$ (36,087,000)	(38,030,000)	(39,741,000)
PEO Name		Rick Van Nieuwenhuyse
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ (1,020,354)	(1,016,100)	(1,478,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,596,103	470,940	1,592,500
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,042	503,370	(2,007,350)	669,600
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	278,200	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	815,500	(631,400)	452,500
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(477,750)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,000)	(380,946)	(382,400)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	153,337	969,247	190,380	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	228,044	(65,111)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	84,100	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	24,554	(21,704)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0